PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 1,668.4	$ 1,480.6
Service costs	40.1	37.4
Interest costs	43.2	46.7
Plan participants' contributions	9.1	10.5
Actuarial loss (gain) arising from:
Financial assumptions	(138.8)	158.8
Demographic assumptions	12.5
Participant experience	4.4	(2.8)
Benefits and settlements paid	(70.1)	(63.5)
Plan amendments and other	1.0	0.7
Benefit obligations at the end of the year	1,569.8	1,668.4
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	70.1	62.9
Service costs	2.0	1.9
Interest costs	1.8	1.9
Actuarial loss (gain) arising from:
Financial assumptions	(7.2)	8.2
Benefits and settlements paid	(1.6)	(1.7)
Plan amendments and other	(3.8)	(3.1)
Benefit obligations at the end of the year	$ 61.3	$ 70.1